Financial instruments - classification (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments - classification
Schedule of classification for financial assets and liabilities

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	—	—	123,022	—	123,022
Trading assets	48,893	—	—	—	48,893
Derivatives (1)	81,873	—	—	—	81,873
Settlement balances	—	—	11,298	—	11,298
Loans to banks - amortised cost (2)	—	—	7,338	—	7,338
Loans to customers - amortised cost (3)	—	—	373,885	—	373,885
Other financial assets (4)	714	18,176	16,626	—	35,516
Intangible assets	—	—	—	7,453	7,453
Other assets	—	—	—	8,748	8,748
Assets of disposal groups (5)	—	—	—	4,575	4,575
30 June 2023	131,480	18,176	532,169	20,776	702,601

Cash and balances at central banks	—	—	144,832	—	144,832
Trading assets	45,577	—	—	—	45,577
Derivatives (1)	99,545	—	—	—	99,545
Settlement balances	—	—	2,572	—	2,572
Loans to banks - amortised cost (2)	—	—	7,139	—	7,139
Loans to customers - amortised cost (3)	—	—	366,340	—	366,340
Other financial assets (4)	787	16,973	13,135	—	30,895
Intangible assets	—	—	—	7,116	7,116
Other assets	—	—	—	9,176	9,176
Assets of disposal groups (5)	—	—	—	6,861	6,861
31 December 2022	145,909	16,973	534,018	23,153	720,053

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
	£m	£m	£m	£m	£m
Liabilities
Bank deposits (6)	—	—	21,721	—	21,721
Customer deposits	—	—	432,532	—	432,532
Settlement balances	—	—	10,282	—	10,282
Trading liabilities	56,182	—	—	—	56,182
Derivatives (1)	77,246	—	—	—	77,246
Other financial liabilities (7)	—	2,408	53,340	—	55,748
Subordinated liabilities	—	217	5,803	—	6,020
Notes in circulation	—	—	3,159	—	3,159
Other liabilities (8)	—	—	1,032	3,881	4,913
30 June 2023	133,428	2,625	527,869	3,881	667,803

Bank deposits (6)	—	—	20,441	—	20,441
Customer deposits	—	—	450,318	—	450,318
Settlement balances	—	—	2,012	—	2,012
Trading liabilities	52,808	—	—	—	52,808
Derivatives (1)	94,047	—	—	—	94,047
Other financial liabilities (7)	—	2,377	46,730	—	49,107
Subordinated liabilities	—	345	5,915	—	6,260
Notes in circulation	—	—	3,218	—	3,218
Other liabilities (8)	—	—	1,205	4,141	5,346
31 December 2022	146,855	2,722	529,839	4,141	683,557

(1)	Includes net hedging derivative assets of £103 million (31 December 2022 - £143 million) and net hedging derivative liabilities of £359 million (31 December 2022 - £132 million).
(2)	Includes items in the course of collection from other banks of £140 million (31 December 2022 - £229 million).
(3)	Includes finance lease receivables of £8,741 million (31 December 2022 - £8,402 million).
(4)	Includes amounts reclassified from amortised cost to FVTPL in relation to a mortgage portfolio in the prior year. Refer to Note 7 for further information.
(5)	Includes £4,025 million (31 December 2022 - £5,397 million) of assets of disposal groups held at FVTPL. The portfolio is classified as level 3 in the fair value hierarchy.
(6)	Includes items in the course of transmission to other banks of £49 million (31 December 2022 - £242 million).
(7)	The carrying amount of other customer accounts designated at fair value through profit or loss is the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.
(8)	Includes lease liabilities of £948 million (31 December 2022 - £1,118 million), held at amortised cost.

Schedule of reverse repurchase agreements and repurchase agreements

	30 June	31 December
	2023	2022
	£m	£m
Reverse repos
Trading assets	21,347	21,537
Loans to banks - amortised cost	280	277
Loans to customers - amortised cost	21,420	19,750

Repos
Bank deposits	2,231	1,446
Customer deposits	9,322	9,829
Trading liabilities	27,808	23,740

Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2023				31 December 2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	31,756	277	32,033	—	35,260	395	35,655
Securities	13,099	3,761	—	16,860	7,463	2,458	1	9,922
Derivatives	1	80,942	930	81,873	5	98,533	1,007	99,545
Other financial assets
Loans	—	119	684	803	—	172	727	899
Securities	10,488	7,385	214	18,087	10,380	6,278	203	16,861
Total financial assets held at fair value	23,588	123,963	2,105	149,656	17,848	142,701	2,333	162,882
As a % of total value assets	16%	83%	1%		11%	88%	1%

Liabilities
Trading liabilities
Deposits	—	44,256	1	44,257	—	42,486	1	42,487
Debt securities in issue	—	713	1	714	—	797	—	797
Short positions	9,142	2,069	—	11,211	7,462	2,062	—	9,524
Derivatives	1	76,350	895	77,246	2	93,070	975	94,047
Other financial liabilities
Debt securities in issue	—	1,323	—	1,323	—	1,327	—	1,327
Other deposits	—	1,085	—	1,085	—	1,050	—	1,050
Subordinated liabilities	—	217	—	217	—	345	—	345
Total financial liabilities held at fair value	9,143	126,013	897	136,053	7,464	141,137	976	149,577
As a % of total value assets	7%	92%	1%		5%	94%	1%

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument’s valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	30 June	31 December
	2023	2022
	£m	£m
Funding – FVA	126	173
Credit - CVA	253	300
Bid - Offer	89	130
Product and deal specific	117	141
Total	585	744

-	Valuation reserves comprising credit valuation adjustments (CVA), funding valuation adjustment (FVA), bid-offer and product and deal specific reserves, decreased to £585 million at 30 June 2023 (31 December 2022 – £744 million).
-	The decrease in FVA was primarily driven by increases in interest rates. The decrease in CVA is driven by a combination of tighter credit spreads and increases in interest rates. The decrease in bid-offer was driven by risk reduction over the period.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2023			31 December 2022
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	277	—	—	395	10	(10)
Securities	—	—	—	1	—	—
Derivatives	930	30	(40)	1,007	50	(50)
Other financial assets
Loans	684	—	(30)	727	—	(10)
Securities	214	30	(30)	203	20	(30)
Total financial assets held at fair value	2,105	60	(100)	2,333	80	(100)

Liabilities
Trading liabilities
Deposits	1	—	—	1	—	—
Debt securities in issue	1	—	—	—	—	—
Derivatives	895	30	(30)	975	30	(30)
Total financial liabilities held at fair value	897	30	(30)	976	30	(30)

Schedule of movement in level 3 assets and liabilities

	Half year ended 30 June 2023				Half year ended 30 June 2022
		Other				Other
	Trading	financial	Total	Total	Trading	financial	Total	Total
	assets (1)	assets (2)	assets	liabilities	assets (1)	assets (2)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,403	930	2,333	976	1,659	393	2,052	609
Amounts recorded in the income statement (3)	(80)	—	(80)	(84)	134	(20)	114	139
Amount recorded in the statement of comprehensive income	—	12	12	—	—	(19)	(19)	—
Level 3 transfers in	4	(72)	(68)	7	143	—	143	31
Level 3 transfers out	(34)	—	(34)	(5)	(101)	(1)	(102)	(36)
Purchases/originations	92	68	160	89	352	67	419	154
Settlements/other decreases	(24)	—	(24)	(27)	(28)	—	(28)	(15)
Sales	(150)	(25)	(175)	(54)	(526)	—	(526)	(133)
Foreign exchange and other adjustments	(4)	(15)	(19)	(5)	4	2	6	2
At 30 June	1,207	898	2,105	897	1,637	422	2,059	751
Amounts recorded in the income statement in respect of balances held at period end
- unrealised	(80)	(1)	(81)	(84)	134	(20)	114	139

(1)	Trading assets comprise assets held at fair value in trading portfolios.
(2)	Other financial assets comprise fair value through other comprehensive income, designated at fair value through profit or loss and other fair value through profit or loss.
(3)	Net gains of £4 million on trading assets and liabilities (30 June 2022 - £5 million net losses) were recorded in income from trading activities. Net losses on other instruments of nil (30 June 2022 – £20 million) were recorded in other operating income and interest income as appropriate.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
30 June 2023	£bn	£bn	£bn	£bn	£bn	£bn
Financial Assets
Cash and balances at central banks	123.0	—	—	—	—	—
Settlement balances	11.3	—	—	—	—	—
Loans to banks	0.2	7.1	7.2	—	4.7	2.5
Loans to customers	—	373.9	359.3	—	21.7	337.6
Other financial assets - securities	—	16.6	16.3	5.2	3.7	7.4

31 December 2022
Financial Assets
Cash and balances at central banks	144.8	—	—	—	—	—
Settlement balances	2.6	—	—	—	—	—
Loans to banks	0.1	7.0	7.0	—	4.2	2.8
Loans to customers	—	366.3	354.5	—	20.3	334.2
Other financial assets - securities	—	13.1	12.8	3.6	3.2	6.0

30 June 2023
Financial Liabilities
Bank deposits	4.6	17.1	16.9	—	14.1	2.8
Customer deposits	373.4	59.1	59.3	—	18.4	40.9
Settlement balances	10.3	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	53.3	52.8	—	40.5	12.3
Subordinated liabilities	—	5.8	5.5	—	5.4	0.1
Notes in circulation	3.2	—	—	—	—	—

31 December 2022
Financial Liabilities
Bank deposits	4.7	15.7	15.3	—	13.1	2.2
Customer deposits	407.0	43.3	43.3	—	12.7	30.6
Settlement balances	2.0	—	—	—	—	—
Other financial liabilities - debt securities in issue	—	46.7	46.1	—	40.7	5.4
Subordinated liabilities	—	5.9	5.6	—	5.5	0.1
Notes in circulation	3.2	—	—	—	—	—